Employee Benefits - Re-measurements Of Net Defined Benefit Liability - Assets (Details) - USD ($) $ in Millions		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Re-measurements of the net defined benefit liability / (asset)
Total	[1]	$ 11	$ (15)	$ (4)
Gratuity
Re-measurements of the net defined benefit liability / (asset)
Actuarial (gains) / losses		12	4	(9)
(Return) / loss on plan assets excluding amounts included in the net interest on the net defined benefit liability / (asset)		(2)	(2)	(4)
Total		10	2	(13)
Pension
Re-measurements of the net defined benefit liability / (asset)
Actuarial (gains) / losses		8	3	(17)
(Return) / loss on plan assets excluding amounts included in the net interest on the net defined benefit liability / (asset)		(7)	(2)	11
Total		1	1	(6)
Provident Fund
Re-measurements of the net defined benefit liability / (asset)
Actuarial (gains) / losses		26	12	(10)
(Return) / loss on plan assets excluding amounts included in the net interest on the net defined benefit liability / (asset)		(29)	(28)	23
Irrecoverable surplus - effect of asset ceiling		7
Total		$ 4	$ (16)	$ 13

[1]	net of taxes